Fair Value Measurements - Summary of Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Gain Loss Remeasurement Of Contingent Consideration Liabilities	Gain Loss Remeasurement Of Contingent Consideration Liabilities	Gain Loss Remeasurement Of Contingent Consideration Liabilities
Less: current portion	$ (3,979)	$ (2,204)	$ (2,151)	$ (967)
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning Balance	8,515	4,631	1,641	2,695
Acquisitions	0	7,874	4,000	1,000
Payments	375	420	681	1,019
Change in fair value	(2,648)	(3,570)	(329)	(1,035)
Ending Balance	5,492	8,515	4,631	$ 1,641
Less: current portion	(3,979)	(2,204)	(2,153)
Long term portion	$ 1,513	6,311	3,262
Fair Value, Recurring | Fair Value, Inputs, Level 3 | Previously Reported
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning Balance		$ 5,415
Payments			555
Ending Balance			$ 5,415